MERRILL LYNCH
                                                                WORLD INCOME
                                                                FUND, INC.

                               [GRAPHIC OMITTED]

                                                       STRATEGIC
                                                                Performance

                                                                Quarterly Report
                                                                March 31, 1998

                      MERRILL LYNCH WORLD INCOME FUND, INC.

Officers and Directors

Arthur Zeikel, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Terry K. Glenn, Executive Vice President
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Paolo H. Valle, Senior Vice President
Donald C. Burke, Vice President
Daniel A. Luchansky, Vice President
Gerald M. Richard, Treasurer
Lawrence A. Rogers, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                           Merrill Lynch World Income Fund, Inc., March 31, 1998

DEAR SHAREHOLDER

The quarter ended March 31, 1998 provided attractive returns for the two markets in which Merrill Lynch World Income Fund, Inc. is most extensively involved: the US high-yield market and the emerging markets. For the three months ended March 31, 1998, the unmanaged CS First Boston High Yield Index returned +3.01%, easily surpassing the ten-year US Treasury return of +1.42%. Emerging markets returned +5.24% as measured by the unmanaged J.P. Morgan Emerging Markets Bonds Index for the same three-month period.

As we reported in our December 31, 1997 letter to shareholders, fixed-income securities in most emerging markets declined precipitously during the last two months of 1997 as bondholders sold in response to the wave of currency devaluations that swept Asia. While Latin American currencies held steady, certain countries that were perceived to be vulnerable (such as Brazil) experienced a drain on reserves and countered with a mixture of high interest rates and financial reform measures.

In our view, the decline in emerging markets was overdone. The currency instability has released correcting forces. Individual countries have taken measures to strengthen their financial structures and the International Monetary Fund (IMF) has provided support. We therefore allocated an additional 20% of Fund assets to emerging markets during the March quarter. Our position in the US high-yield market remained at 42% of net assets because we continued to have a positive fundamental outlook for this asset class. Convertible securities remained at 8% of net assets, while the investment-grade government portion was reduced to 0%.

The asset allocation at the end of the March period and as of our last report is compared below:

--------------------------------------------------------------------------------
                                                   3/31/98        12/31/97
--------------------------------------------------------------------------------
Emerging Markets
Securities                                           50%             30%
US High-Yield Bonds                                  42%             42%
Convertible Securities                                8%              8%
Global High-Grade
Bonds                                                --              20%
                                                    ---             ---
Total                                               100%            100%
                                                    ===             ===
--------------------------------------------------------------------------------

Investment Overview

Emerging Markets

The J.P. Morgan Emerging Markets Bond Index tightened approximately 150 basis points (1.50%) from mid-January to mid-March in response to a rally. Since then, the Index has remained in a 50 basis point trading range with some volatility in response to uncertainties in Asia and the US markets.

As it became apparent that the emerging market countries were making a fast and effective policy response to contain the contagion of the Asian crisis, yield spreads tightened. These macroeconomic responses were inspired and supported in many cases by the IMF. The abundant global liquidity and the constructive fundamental and market outlook in the United States and Europe supported this rally. During this period, the ability of emerging market countries to access global capital markets was remarkable. All of the major Latin American countries were able to issue long-term bonds successfully in the market, and capital inflows resumed with vigor.

Brazil and Russia, the countries most exposed to the "Asian contagion," continued to be the focus of investor attention. Brazil's fiscal and monetary tightening and Russia's improved macroeconomic policy coordination with the IMF, coupled with its geopolitical importance, allowed both countries to contain the currency crisis. Both experienced substantial capital inflows since early in 1998. In Brazil, interest rates that were increased to high levels to defend the currency have dropped faster than the market anticipated, on the back of these very strong capital inflows. Capital inflows to Brazil were so impressive that the country not only recovered all the reserves lost during last year's Asian crisis, but reserves are now at record-highs and regulations on short-term capital inflows have been tightened. In Russia, inflows were briefly reversed while the uncertainties over the confirmation of the new Prime Minister were weighing on the market.

In Asia, the prompt actions of the IMF and the eventual agreement of most countries to follow politically difficult courses of adjustment led to a stabilization of macroeconomic variables and some decrease in many Asian countries' risk. This credit risk improvement was recognized not only with sovereign spread tightening but also with a rating upgrade for South Korea.

Within the emerging markets portion of the Fund, our major geographic allocations as of March 31, 1998 were: Brazil, 12.8% of net assets; Russia, 11.6%; and Venezuela, 8.9%. In recent weeks, investors have again become concerned about the prospects for emerging bond markets. We believe that many of these issues are currently overblown; therefore, we remain constructive in emerging market bonds. Emerging market policies remain conducive to further credit improvements. For example, Brazil's financial vulnerability has continued decreasing. Similarly, Mexico has adjusted fiscal and monetary policies, Venezuela is studying similar alternatives, and Argentina is ahead of its refunding schedule. In Eastern Europe, Russia continues to focus on fiscal efforts and its new cabinet is reform-oriented.

Lately, several issues have kept emerging market bonds around the weaker end of the trading range. Among those concerns, there continues to be some market uncertainties about the possibility of recovery of the Japanese economy, the weakness of its banking system and the effect on the rest of Asian countries; the speed and depth of structural reform in Indonesia; the follow-through of the reform effort in South Korea and other East Asian countries; the risk of a preemptive monetary policy tightening by the US Federal Reserve Board; the implementation risks in the European Monetary Policy; and concerns regarding valuations of US and European equities. Despite these risks, we remain constructive in emerging market bonds for the long term.

High-Yield Market

The quarter ended March 31, 1998 was positive for the high-yield market, despite the fallout from the Asian financial crisis. In addition to the strong performance of the unmanaged CS First Boston High Yield Index as compared to the ten-year US Treasury return, yield spreads between the Index and US Government securities of similar maturity narrowed slightly.

A record dollar volume of new issues came to market during the March quarter ($44 billion/229 issues), an astounding 76% increase from the first quarter of 1997. Companies in the media/communications sector were by far the most active at raising capital in the high-yield market. Strong cash flows into mutual funds helped absorb the flood of new issues. According to AMG Data Services, approximately $5.3 billion flowed into high-yield funds during the March quarter (a 20% increase from one year ago). Crossover buyers (those buyers who generally buy investment-grade issues but who have chosen to buy below investment-grade issues), insurance companies and pension funds were also active investors during the March quarter. As a result, new issues tended to trade quite well in the secondary market. In that regard, the unmanaged Bear Stearns New Issues Index, which consists of a rolling basket of the most recent 25 issues, recorded a total return of over +7% for the March quarter.

During the March quarter, the best-performing industry group was consumer durables, which benefited from the acquisition of CLN Holdings and its subsidiary Coleman Co. by non-rated Sunbeam Corp. CLN


                                      2 & 3

                           Merrill Lynch World Income Fund, Inc., March 31, 1998

senior secured second priority discount notes were one of the top total return securities in the entire high-yield universe. Other strong performing groups were gaming, where returns were boosted by speculation of further real estate investment trust activity after Station Casinos announced that it would merge with Crescent Real Estate Industries, and media/entertainment, which benefited from several mergers/acquisitions and strategic investments. The laggards were consumer non-durables, where a number of bonds were hurt by poor credit-specific results, and energy, which suffered from the sharp decline in oil prices.

According to data compiled by Donaldson, Lufkin & Jenrette, a leading underwriter in the high-yield market, 28 high-yield companies took advantage of the vibrant equity markets and raised almost $6 billion of new equity during the first quarter of 1998. With this heavy level of activity in both initial public offerings and secondary offerings, high-yield companies are on a pace to match the record amount of equity issuance of $23.5 billion in 1997. The willingness of high-yield bond issuers to sell new equity to finance capital spending and acquisitions and to retire debt has contributed to the healthy credit quality of the high-yield market.

Valuations in the high-yield market have continued to reflect both favorable fundamentals and solid technical underpinnings. On the fundamental side, favorable economic conditions, the continuing strength of the stock market and a steady pace of corporate mergers, equity issuance and debt refinancing have supported full valuation of the market. These favorable fundamentals were enhanced further by low default rates and improved credit quality for many high-yield issuers. The technical side of the market has also supported valuations. Significant ongoing capital flows into our market have more than compensated for record levels of new issuance and have supported prices.

We believe that the healthy fundamentals and technical underpinnings of the market will persist at least through mid-year. We will continue to emphasize quality, and at March 31, 1998 we were overweighted in BB-rated issues.

Convertible Securities

During the past three months, convertible prices benefited from higher equity prices, increased volatility and stable interest rates. The state of the convertible market is currently somewhat overheated, with record amounts of new issuance and almost all new issues going to immediate price premiums to their offering prices. Nonetheless, we have somewhat muted expectations for convertibles in 1998. This is because of excessively high valuations for common stocks that already discount positive fundamentals, which include low inflation, stable and relatively low interest rates, positive demographics and a healthy economic environment. For example, at March 31, 1998 the Dow Jones Industrial Average had a price/earnings ratio of 22 times earnings, a record high price/book value ratio of 6 and a dividend yield of about 1.6%. This compares to 8 times earnings, 1 times book value and a dividend yield of 6.9% at the market lows of August 1982. Also at March quarter-end, the S&P Industrial Average was trading at 31 times earnings, a record 7 times book value and yielded only 1.3%. Finally, the NASDAQ 100 Index was trading at about 45 times earnings and yielding only 0.10% for the same period. Admittedly, there are many differences between today's environment and that of the early 1980s. However, these valuation levels and the concept of "reversion to the mean" (the process by which over the long term, valuations tend to revert toward their average) suggest this is not a low-risk entry point for new equity investments. As a result, we are focusing our convertible investments on higher conversion premium and less equity-sensitive convertibles as opposed to convertibles with lower conversion premiums and greater equity sensitivity.

During the quarter ended March 31, 1998, we initiated positions in Buffets, Inc. (through the purchase of Hometown Buffet Inc. 7% convertible notes), which owns and operates buffet style restaurants, and Inco Limited, a global metals and mining company. Other new purchases included Integrated Device Technology, Inc., a designer and manufacturer of integrated circuits; K-Mart Corporation, an international retailer; and Mark IV Industries, Inc., an automotive parts manufacturer. We added to our positions in Cypress Semiconductor Corp., a designer and manufacturer of semiconductors; Data General Corporation, an open systems computer producer; and Key Energy Group, Inc., an oil well service company. We also added to our position in Thermo Instrument Systems, Inc., which produces analytical instruments, by adding the 4% convertible notes to our existing position in the 4.5% convertibles. We took profits in Office Depot, Inc., an office product retailer. We also sold two homebuilders, Continental Homes Holding Corp. and MDC Holdings Inc., and Sea Containers Ltd., a diversified transportation company, all of which hit our price objectives.

In Conclusion

We thank you for your continued investment in Merrill Lynch World Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Vincent T. Lathbury III

Vincent T. Lathbury III
Senior Vice President and
Portfolio Manager


/s/ Paolo Valle

Paolo Valle
Senior Vice President and
Portfolio Manager


/s/ Daniel A. Luchansky

Daniel A. Luchansky
Vice President and
Portfolio Manager


May 14, 1998


                                      4 & 5

                           Merrill Lynch World Income Fund, Inc., March 31, 1998

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contin gent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                            Standardized
                                               12 Month       3 Month      Since Inception   30-Day Yield
                                             Total Return   Total Return     Total Return   As of 3/31/98
=========================================================================================================
MLWorld Income Fund, Inc. Class A Shares        +12.02%         +4.03%         +153.66%         8.19%
---------------------------------------------------------------------------------------------------------
MLWorld Income Fund, Inc. Class B Shares        +11.17          +3.72          + 59.22          7.76
---------------------------------------------------------------------------------------------------------
MLWorld Income Fund, Inc. Class C Shares        +11.25          +3.83          + 36.11          7.70
---------------------------------------------------------------------------------------------------------
MLWorld Income Fund, Inc. Class D Shares        +11.87          +3.97          + 38.84          7.94
=========================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception dates are: Class A Shares, 9/29/88; Class B Shares, 11/18/91; and Class C and Class D Shares, 10/21/94.

Average Annual Total Return

                                               % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares+*
================================================================================
Year Ended 3/31/98                                   +12.02%        +7.54%
--------------------------------------------------------------------------------
Five Years Ended 3/31/98                             + 8.07         +7.19
--------------------------------------------------------------------------------
Inception (9/29/88) through 3/31/98                  +10.29         +9.82
--------------------------------------------------------------------------------
+ Performance results for per share net asset value of Class A Shares prior to November 18, 1991 are for the period when the Fund was closed-end.
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                   % Return        % Return
                                                 Without CDSC     With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/98                                   +11.17%        +7.17%
--------------------------------------------------------------------------------
Five Years Ended 3/31/98                              +7.25         +7.25
--------------------------------------------------------------------------------
Inception (11/18/91) through 3/31/98                  +7.58         +7.58
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                  % Return         % Return
                                                 Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/98                                  +11.25%        +10.25%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/98                + 9.37         + 9.37
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return Without  % Return With
                                                  Sales Charge   Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/98                                   +11.87%        +7.40%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/98                 +10.01         +8.71
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.


                                      6 & 7

                           Merrill Lynch World Income Fund, Inc., March 31, 1998

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                                                                                             Percent
                                                                                                                              of Net
LATIN AMERICA Industries         Face Amount        Fixed-Income Investments                            Cost          Value   Assets
====================================================================================================================================
Argentina     Banking &        US$ 2,000,000  Banco Hipotecario Nacional, 8% due 6/04/1999          $ 2,005,000  $  1,995,000   0.3%
              Finance
              ----------------------------------------------------------------------------------------------------------------------

              Communications       4,000,000  Telefonica de Argentina S.A., 11.875% due 11/01/2004    4,571,250     4,600,000   0.6
              ----------------------------------------------------------------------------------------------------------------------
              Foreign                250,000  Republic of Argentina, Global Bonds, 11.375%
              Government                        due 1/30/2017                                           266,625       282,750   0.0
              Obligations
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in Argentina             6,842,875     6,877,750   0.9
====================================================================================================================================
Brazil        Communications       1,500,000  Comtel Brasileira Ltd., 10.75% due 9/26/2004            1,500,000     1,556,250   0.2
              ----------------------------------------------------------------------------------------------------------------------
              Foreign             94,071,450  Republic of Brazil, C Bonds, Floating Rate
              Government                        Brady Bonds, 8% due 4/15/2014+                       74,647,213    79,079,283  10.4
              Obligations         10,000,000  Republic of Brazil, Global Bonds, 10.125%
                                                due 5/15/2027                                         9,500,000     9,912,500   1.3
                                                                                                    -----------  ------------  ----
                                                                                                     84,147,213    88,991,783  11.7
              ----------------------------------------------------------------------------------------------------------------------
              Industrial--Other    2,000,000  MRS Logistica S.A., 10.625% due 8/15/2005               1,955,000     1,970,000   0.2
              ----------------------------------------------------------------------------------------------------------------------
              Steel                3,000,000  CSN Iron S.A., 9.125% due 6/01/2007                     2,707,500     2,812,500   0.4
              ----------------------------------------------------------------------------------------------------------------------
              Utilities--Electric  2,000,000  Espirito Santo Centrais, 10% due 7/15/2007              1,920,000     1,950,000   0.3
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in Brazil               92,229,713    97,280,533  12.8
====================================================================================================================================
Colombia      Energy               4,765,625  Oleoducts Central S.A., 9.35% due 9/01/2005             4,765,625     4,932,422   0.6
              ----------------------------------------------------------------------------------------------------------------------
              Utilities            9,916,000  Transgas de Occidente S.A., 9.79% due  11/01/2010      10,052,345    10,652,541   1.4
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in Colombia             14,817,970    15,584,963   2.0
====================================================================================================================================
Ecuador       Foreign             10,014,030  Republic of Ecuador, PDI, Floating Rate Brady Bonds,
              Government                      6.625% due 2/27/2015+                                   6,374,960     6,452,841   0.8
              Obligations         11,000,000  Republic of Ecuador, Par, Global Brady Bonds,
                                              3.50% due 2/28/2025+                                    6,247,061     6,015,680   0.8
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in Ecuador              12,622,021    12,468,521   1.6
====================================================================================================================================
Mexico        Foreign              5,000,000  United Mexican States, Par Series B, Floating Rate
              Government                      Brady Bonds, 6.25% due 12/31/2019+                      4,181,250     4,243,750   0.6
              Obligations
              ----------------------------------------------------------------------------------------------------------------------
              Industrial          10,000,000  Petroleos Mexicanos, 9.50% due 9/15/2027               10,112,500    10,100,000   1.3
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in Mexico               14,293,750    14,343,750   1.9
====================================================================================================================================
Peru          Foreign              4,000,000  Republic of Peru, Floating Rate Reduction
              Government                        Bonds, 3.25% due 3/07/2017                            2,460,512     2,510,000   0.3
              Obligations
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in Peru                  2,460,512     2,510,000   0.3
====================================================================================================================================
Venezuela     Foreign             74,000,000  Republic of Venezuela, 9.25% due 9/15/2027             66,679,500    67,377,000   8.9
              Government
              Obligations
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in Venezuela            66,679,500    67,377,000   8.9
====================================================================================================================================
                                              Total Investments in Latin American Securities        209,946,341   216,442,517  28.4
====================================================================================================================================
NORTH AMERICA
====================================================================================================================================
Canada        Paper               10,000,000  Doman Industries Ltd., 8.75% due 3/15/2004              9,300,000     9,975,000   1.3
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in Canada                9,300,000     9,975,000   1.3
====================================================================================================================================
United States Airlines            10,000,000  US Airways Group Inc., 10.375% due 3/01/2013           10,000,000    11,206,800   1.5
              ----------------------------------------------------------------------------------------------------------------------
              Broadcasting/Cable  10,000,000  Lenfest Communications, Inc., 10.50% due 6/15/2006      9,922,100    11,400,000   1.5
                                   9,625,000  TCI Communications Financing II, 10% due 5/31/2045 (a)  9,923,854    10,328,566   1.4
                                                                                                    -----------  ------------  ----
                                                                                                     19,845,954    21,728,566   2.9
              ----------------------------------------------------------------------------------------------------------------------
              Chemicals           10,340,000  ISP Holdings Inc., 9.75% due 2/15/2002                 10,340,000    11,012,100   1.4
              ----------------------------------------------------------------------------------------------------------------------
              Conglomerates       10,000,000  Sequa Corp., 9.375% due 12/15/2003                      9,915,000    10,500,000   1.4
              ----------------------------------------------------------------------------------------------------------------------
              Consumer Products   10,000,000  Coleman Escrow Corp., 11.573%* due  5/15/2001           7,033,453     7,950,000   1.0
                                  10,000,000  Playtex Products, Inc., 8.875% due 7/15/2004           10,000,000    10,350,000   1.4
                                                                                                    -----------  ------------  ----
                                                                                                     17,033,453    18,300,000   2.4
              ----------------------------------------------------------------------------------------------------------------------
              Energy              10,000,000  Chesapeake Energy Corporation, 8.50% due 3/15/2012      9,941,400     9,625,000   1.3
                                  10,000,000  Seagull Energy Corp., 8.625% due 8/01/2005             10,000,000    10,275,000   1.4
                                  15,670,000  TransAmerican Energy, 13.149%* due 6/15/2002           13,380,326    13,241,150   1.7
                                                                                                    -----------  ------------  ----
                                                                                                     33,321,726    33,141,150   4.4
              ----------------------------------------------------------------------------------------------------------------------
              Entertainment       10,000,000  Viacom, Inc., 8% due 7/07/2006                         10,031,250    10,212,500   1.3
              ----------------------------------------------------------------------------------------------------------------------
              Financial Services  10,000,000  Penn Financial Corp., 9.25% due 12/15/2003             10,000,000    10,475,000   1.4
                                  10,000,000  Reliance Group Holdings, Inc., 9% due 11/15/2000       10,000,000    10,460,200   1.4
                                                                                                    -----------  ------------  ----
                                                                                                     20,000,000    20,935,200   2.8
              ----------------------------------------------------------------------------------------------------------------------
              Gaming              10,000,000  Greate Bay Properties, Inc., 10.875% due 1/15/2004      9,996,250     8,750,000   1.1
                                   7,500,000  Harrah's Jazz Co., 14.25% due 11/15/2001                5,178,125     2,212,500   0.3
                                  10,000,000  Trump Atlantic City Associates, 11.25% due 5/01/2006    9,943,750    10,275,000   1.4
                                                                                                    -----------  ------------  ----
                                                                                                     25,118,125    21,237,500   2.8
              ----------------------------------------------------------------------------------------------------------------------
              Health Care                     Columbia/HCA Healthcare Corp.:
                                   5,000,000    7.25% due 5/20/2008                                   4,696,650     4,672,100   0.6
                                   5,000,000    8.70% due 2/10/2010                                   5,106,750     5,042,500   0.7
                                                                                                    -----------  ------------  ----
                                                                                                      9,803,400     9,714,600   1.3
              ----------------------------------------------------------------------------------------------------------------------
              Hotels              10,000,000  HMC Acquisition Properties, 9% due 12/15/2007           9,346,250    10,525,000   1.4
              ----------------------------------------------------------------------------------------------------------------------
              Paper               10,000,000  Container Corp. of America, 9.75% due   4/01/2003      10,200,000    10,737,500   1.4
              ----------------------------------------------------------------------------------------------------------------------
              Printing &
              Publishing           5,000,000  PRIMEDIA Inc., 7.625% due 4/01/2008                     4,971,250     4,900,000   0.6
              ----------------------------------------------------------------------------------------------------------------------
              Semiconductors      10,000,000  Advanced Micro Devices, Inc., 11% due 8/01/2003        11,025,000    10,700,000   1.4
              ----------------------------------------------------------------------------------------------------------------------
              Supermarkets        10,000,000  Pueblo Xtra International Inc., 9.50% due 8/01/2003    10,116,875     9,750,000   1.3
              ----------------------------------------------------------------------------------------------------------------------


                                      8 & 9

                           Merrill Lynch World Income Fund, Inc., March 31, 1998

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                                                                                                             Percent
NORTH AMERICA                                                                                                                 of Net
(continued)   Industries         Face Amount        Fixed-Income Investments                            Cost          Value   Assets
====================================================================================================================================
UNITED        Telecommuni-     US$10,000,000  Century Communications Corp., 9.50% due 3/01/2005    $  9,797,500  $ 10,750,000   1.4%
STATES        cations
(concluded)   ----------------------------------------------------------------------------------------------------------------------
              US Government       10,000,000  US Treasury Bonds, 6.125% due 11/15/2027               10,287,500    10,254,700   1.4
              Obligations
              ----------------------------------------------------------------------------------------------------------------------
              Utilities            3,068,271  Midland Cogeneration Venture Limited Partnership,
                                                10.33% due 7/23/2002 (b)                              3,006,906     3,302,930   0.4
                                  10,000,000  Tucson Electric & Power Co., 10.732% due 1/01/2013      9,607,625    10,570,900   1.4
                                                                                                    -----------  ------------  ----
                                                                                                     12,614,531    13,873,830   1.8
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in the United States   243,767,814   249,479,446  32.9
====================================================================================================================================

                                                          Convertible Bonds
====================================================================================================================================
Canada        Metals & Mining      1,500,000  Inco Limited, 5.75% due 7/01/2004                       1,462,500     1,477,500   0.2
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Convertible Bonds in Canada                       1,462,500     1,477,500   0.2
====================================================================================================================================
United        Automotive Parts                The Pep Boys--Manny, Moe & Jack:
States                             1,000,000    4% due 9/01/1999                                      1,028,750       977,500   0.1
                                   1,500,000    4.029%* due 9/20/2011                                   881,369       821,250   0.1
                                                                                                    -----------  ------------  ----
                                                                                                      1,910,119     1,798,750   0.2
              ----------------------------------------------------------------------------------------------------------------------
              Banking                         BankAtlantic Bancorp, Inc.***:
                                     823,000    6.75% due 7/01/2006                                   1,629,952     1,687,150   0.2
                                     750,000    5.625% due 12/01/2007                                   750,000       901,875   0.1
                                                                                                    -----------  ------------  ----
                                                                                                      2,379,952     2,589,025   0.3
              ----------------------------------------------------------------------------------------------------------------------
              Computers            4,000,000  Apple Computer, Inc., 6% due 6/01/2001***               3,945,000     4,520,000   0.6
              ----------------------------------------------------------------------------------------------------------------------
              Conglomerates          600,000  Polyphase Corp., 12% due 7/01/1999***                     600,000       393,000   0.1
                                     400,000  Thermo Electron Corp., 4.25% due 1/01/2003                400,000       471,500   0.1
                                   1,000,000  Thermo Fibertek Inc., 4.50% due 7/15/2004               1,000,000     1,095,000   0.1
                                              Thermo Instrument Systems, Inc.:
                                     500,000    4.50% due 10/15/2003                                    505,000       539,375   0.1
                                   1,000,000    4.50% due 10/15/2003                                  1,017,500     1,081,250   0.1
                                   1,000,000    4% due 1/15/2005                                      1,000,000     1,090,000   0.1
                                                                                                    -----------  ------------  ----
                                                                                                      4,522,500     4,670,125   0.6
              ----------------------------------------------------------------------------------------------------------------------
              Environmental          725,000  Thermo Ecotek Corp., 4.875% due 4/15/2004                 724,094       856,406   0.1
                                   1,063,000  Thermo TerraTech, Inc., 4.625% due 5/01/2003            1,114,735       973,974   0.2
                                   1,500,000  US Filter Corp., 4.50% due 12/15/2001                   1,580,250     1,653,750   0.2
                                                                                                    -----------  ------------  ----
                                                                                                      3,419,079     3,484,130   0.5
              ----------------------------------------------------------------------------------------------------------------------
              Health Care          1,500,000  Integrated Health Services Inc., 5.75% due 1/01/2001    1,493,750     1,813,125   0.2
                                   1,500,000  PhyCor, Inc., 4.50% due 2/15/2003                       1,372,000     1,355,625   0.2
                                   1,000,000  Quantum Health Resources, Inc., 4.75% due 10/01/2000      935,000       940,000   0.1
                                                                                                    -----------  ------------  ----
                                                                                                      3,800,750     4,108,750   0.5
              ----------------------------------------------------------------------------------------------------------------------
              Imaging Systems        600,000  ThermoTrex Corporation, 3.25% due 11/01/2007              600,000       552,000   0.1
              ----------------------------------------------------------------------------------------------------------------------
              Manufacturing        1,000,000  Mark IV Industries, Inc., 4.75% due 11/01/2004            923,750       946,250   0.1
                                   2,000,000  Mascotech, Inc., 4.50% due 12/15/2003                   1,842,500     1,860,000   0.3
                                                                                                    -----------  ------------  ----
                                                                                                      2,766,250     2,806,250   0.4
              ----------------------------------------------------------------------------------------------------------------------
              Medical Laser
              Systems              2,000,000  Thermolase Corp., 4.375% due 8/05/2004                  1,960,625     1,780,000   0.2
              ----------------------------------------------------------------------------------------------------------------------
              Mining               1,000,000  Coeur D'Alene Mines Corporation, 7.25% due 10/31/2005     735,000       910,000   0.1
              ----------------------------------------------------------------------------------------------------------------------
              Office Products      1,000,000  Office Depot, Inc., 4.891%* due 11/01/2008                597,959       747,500   0.1
                                              US Office Products Co.:
                                   2,000,000    5.50% due 5/15/2003                                   1,711,875     1,730,000   0.2
                                   2,500,000    5.50% due 5/15/2003                                   2,413,750     2,162,500   0.3
                                                                                                    -----------  ------------  ----
                                                                                                      4,723,584     4,640,000   0.6
              ----------------------------------------------------------------------------------------------------------------------
              Oil Drilling           500,000  Loews Corp., 3.125% due 9/15/2007 (Convertible
                                              in Diamond Offshore Drilling, Inc.)                       500,000       483,125   0.1
              ----------------------------------------------------------------------------------------------------------------------
              Oil Services         1,500,000  Key Energy Group, Inc., 5% due 9/15/2004                1,236,175     1,220,625   0.2
              ----------------------------------------------------------------------------------------------------------------------
              Optical Equipment    1,585,000  Thermo Optik Corp., 5% due 10/15/2000                   1,588,950     1,957,475   0.3
              ----------------------------------------------------------------------------------------------------------------------
              Pharmaceuticals      1,000,000  Alza Corp., 5% due 5/01/2006                            1,065,625     1,280,000   0.2
              ----------------------------------------------------------------------------------------------------------------------
              Restaurants            500,000  Boston Chicken, Inc., 7.75% due 5/01/2004                 465,000       265,000   0.0
                                     500,000  Hometown Buffet Inc., 7% due 12/01/2002                   505,000       600,625   0.1
                                                                                                    -----------  ------------  ----
                                                                                                        970,000       865,625   0.1
              ----------------------------------------------------------------------------------------------------------------------
              Retirement Care        700,000  Assisted Living Concepts, Inc., 6% due 11/01/2002         700,000       791,875   0.1
              ----------------------------------------------------------------------------------------------------------------------
              Semiconductors       2,000,000  Cypress Semiconductor Corp., 6% due 10/01/2002          1,862,500     1,775,000   0.2
                                   1,000,000  Integrated Device Technology, Inc., 5.50% due             850,000       885,000   0.1
                                              6/01/2002                                             -----------  ------------  ----
                                                                                                       2,712,500     2,660,000  0.3
              ----------------------------------------------------------------------------------------------------------------------
              Technology           1,250,000  Broadband Technologies, Inc., 5% due 5/15/2001          1,246,250       823,438   0.1
                                              Data General Corporation:
                                     250,000    6% due 5/15/2004                                        246,875       245,625   0.0
                                     750,000    6% due 5/15/2004                                        750,000       729,375   0.1
                                                                                                    -----------  ------------  ----
                                                                                                      2,243,125     1,798,438   0.2
              ----------------------------------------------------------------------------------------------------------------------
              Telecommunications     500,000  Premiere Technologies, Inc., 5.75% due 7/01/2004***       500,000       598,125   0.1
              Equipment
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Convertible Bonds in the United States           42,279,234    43,514,318   5.7
====================================================================================================================================
                                              Convertible Preferred Stocks, Preferred Stocks,
                                 Shares Held  Common Stocks & Warrants
====================================================================================================================================
United        Broadcasting/Cable     137,257  On Command Corporation                                  4,061,096     1,818,655   0.2
States                                43,675  On Command Corporation (Warrants) (c)                     349,400       226,564   0.0
                                                                                                    -----------  ------------  ----
                                                                                                      4,410,496     2,045,219   0.2
              ----------------------------------------------------------------------------------------------------------------------
              Building & Construction 12,142  Engle Homes, Inc.                                         165,580       204,137   0.0
              ----------------------------------------------------------------------------------------------------------------------
              Entertainment           11,897  Time Warner, Inc. (Series M), Pfd. (a)                 11,954,973    13,294,898   1.8
              ----------------------------------------------------------------------------------------------------------------------


                                     10 & 11

                           Merrill Lynch World Income Fund, Inc., March 31, 1998

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                                  Convertible Preferred Stocks,                                              Percent
NORTH AMERICA                                           Preferred Stocks,                                                     of Net
(concluded)   Industries         Shares Held        Common Stocks & Warrants                            Cost          Value   Assets
====================================================================================================================================
United        Environmental           10,000  Allied Waste Industries, Inc.                            $ 48,105     $ 249,375   0.0%
States        ----------------------------------------------------------------------------------------------------------------------
(concluded)   Financial Services      28,125  NAL Acceptance Corp. (Warrants) (c)                             0           141   0.0
              ----------------------------------------------------------------------------------------------------------------------
              Gaming                  75,000  Goldriver Hotel & Casino Corp., Liquidating Trust          75,000             0   0.0
              ----------------------------------------------------------------------------------------------------------------------
              Health Care             50,000  MedPartners, Inc., Conv. Pfd.                           1,109,375       653,125   0.1
              ----------------------------------------------------------------------------------------------------------------------
              Oil & Gas               10,000  Lomak Petroleum, Inc., Conv. Pfd.                         500,000       470,000   0.1
                                      20,000  Western Gas Resources, Inc., Conv. Pfd. $2.62           1,000,000       850,000   0.1
                                                                                                    -----------  ------------  ----
                                                                                                      1,500,000     1,320,000   0.2
              ----------------------------------------------------------------------------------------------------------------------
              Pharmaceuticals            727  Crescendo Pharmaceuticals Corporation                       8,360         9,178   0.0
              ----------------------------------------------------------------------------------------------------------------------
              Power Generation        10,000  Calenergy Capital Trust II, Conv. Pfd.                    500,000       465,000   0.1
                                      10,000  Calenergy Capital Trust III, Conv. Pfd.                   500,000       455,000   0.1
                                                                                                    -----------  ------------  ----
                                                                                                      1,000,000       920,000   0.2
              ----------------------------------------------------------------------------------------------------------------------
              Printing & Publishing   50,000  PRIMEDIA Inc., Pfd.                                     4,970,000     4,925,000   0.6
              ----------------------------------------------------------------------------------------------------------------------
              Restaurants             10,000  Wendy's Financing I, Conv. Pfd.                           522,375       525,625   0.1
              ----------------------------------------------------------------------------------------------------------------------
              Retail                  30,000  Kmart Corporation, Conv. Pfd.                           1,561,800     1,882,500   0.2
              ----------------------------------------------------------------------------------------------------------------------
              Steel                   50,000  Worthington Industries, Inc., Conv. Pfd. (Convertible
                                                in Rouge Industries, Inc.)                              850,000       793,750   0.1
              ----------------------------------------------------------------------------------------------------------------------
              Utilities                3,241  Citizens Utilities Company (Class B)                       31,366        34,234   0.0
                                      50,200  Citizens Utilities Company, Conv. Pfd. (Class A)        2,149,062     2,447,250   0.3
                                                                                                    -----------  ------------  ----
                                                                                                      2,180,428     2,481,484   0.3
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Convertible Preferred Stocks,
                                              Preferred Stocks, Common Stocks & Warrants
                                              in the United States                                   30,356,492    29,304,432   3.8
====================================================================================================================================
                                              Total Investments in North American Securities        327,166,040   333,750,696  43.9
====================================================================================================================================

PACIFIC
BASIN                        Face Amount      Fixed-Income Investments
====================================================================================================================================
China         Transportation  US$ 10,000,000  GS Superhighway Holdings, 9.875% due 8/15/2004          9,262,500     8,500,000   1.1
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in China                 9,262,500     8,500,000   1.1
====================================================================================================================================
Indonesia     Paper                1,000,000  APP International Finance, 11.75% due 10/01/2005          915,000       940,000   0.1
                                   5,000,000  P.T. Indah Kiat International Finance, 12.50%
                                                due 6/15/2006                                         5,025,000     4,600,000   0.6
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in Indonesia             5,940,000     5,540,000   0.7
====================================================================================================================================
Philippines   Banking              4,000,000  Bangko Sentral NG Philipinas, 8.60% due 6/15/2027       3,519,320     3,670,000   0.5
              ----------------------------------------------------------------------------------------------------------------------
              Telecommuni-         5,000,000  Philippine Long Distance Telephone Co., 8.35%
              cations                           due 3/06/2017                                         4,981,200     4,493,750   0.6
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in the Philippines       8,500,520     8,163,750   1.1
====================================================================================================================================
South Korea   Banking              5,000,000  Korea Development Bank, 11.50% due 3/05/1999            5,000,000     5,041,000   0.7
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in South Korea           5,000,000     5,041,000   0.7
====================================================================================================================================
                                              Total Investments in Pacific Basin Securities          28,703,020    27,244,750   3.6
====================================================================================================================================

WESTERN
EUROPE                                        Fixed-Income Investments
====================================================================================================================================
Germany       Foreign         DM  10,000,000  Bundesrepublik Deutschland, 6% due 7/04/2007            5,882,790     5,844,071   0.8
              Government
              Obligations
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in Germany               5,882,790     5,844,071   0.8
====================================================================================================================================
Luxembourg    Telecommuni-    US$ 10,000,000  Millicom International Cellular S.A., 11.834%*
              cations                         due 6/01/2006                                           7,237,954     7,800,000   1.0
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in Luxembourg            7,237,954     7,800,000   1.0
====================================================================================================================================
Russia        Financial       US$  2,500,000  Unexim International Finance B.V., 9.875%
              Services                          due 8/01/2000                                         2,514,750     2,284,750   0.3
              ----------------------------------------------------------------------------------------------------------------------
              Foreign              5,000,000  Ministry Finance of Russia, 10% due 6/26/2007           4,706,250     4,775,000   0.6
              Government         104,500,000  Russia--Floating Rate Principal Loans, 6.71875%
              Obligations                       due 12/15/2020 (a)                                   63,977,938    64,968,111   8.6
                                                                                                    -----------  ------------  ----
                                                                                                     68,684,188    69,743,111   9.2
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in Russia               71,198,938    72,027,861   9.5
====================================================================================================================================
Sweden        Foreign         Skr 70,000,000  Government of Sweden, 5.50% due 4/12/2002               9,151,263     8,920,888   1.2
              Government
              Obligations
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in Sweden                9,151,263     8,920,888   1.2
====================================================================================================================================
United
Kingdom       Communications  US$ 20,000,000  TeleWest Communications PLC, 11.41%* due 10/01/2007    15,298,274    16,100,000   2.1
              ----------------------------------------------------------------------------------------------------------------------
              Foreign      (pound) 5,000,000  UK Treasury Bills, 7.25% due 12/07/2007                 8,851,664     9,207,525   1.2
              Government
              Obligations
              ----------------------------------------------------------------------------------------------------------------------
              Telecommuni-    US$ 10,000,000  NTL Incorporated, 10% due 2/15/2007                     9,880,000    10,800,000   1.4
              cations
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Fixed-Income Investments in the United Kingdom   34,029,938    36,107,525   4.7
====================================================================================================================================

                                                          Convertible Bonds
====================================================================================================================================
Ireland       Dental          US$    500,000  Phoenix Shannon PLC, 9.50% due 11/01/2000                 272,370        60,000   0.0
              Equipment
              & Supplies
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Convertible Bonds in Ireland                        272,370        60,000   0.0
====================================================================================================================================
                                              Total Investments in Western European Securities      127,773,253   130,760,345  17.2
====================================================================================================================================


                                     12 & 13

                           Merrill Lynch World Income Fund, Inc., March 31, 1998

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                                                                                                                             Percent
SHORT-TERM                                                                                                                    of Net
SECURITIES                       Face Amount                Issue                                        Cost        Value    Assets
====================================================================================================================================
              Commercial       US$ 4,772,000  General Motors Acceptance Corp., 6.13%
              Paper**                           due 4/01/1998                                       $ 4,772,000  $  4,772,000   0.7%
                                  18,500,000  International Securitization Corp., 5.54%
                                                due 4/17/1998                                        18,454,449    18,454,449   2.4
                                                                                                    -----------  ------------  ----
                                                                                                     23,226,449    23,226,449   3.1
              ----------------------------------------------------------------------------------------------------------------------
              Foreign                         Mexican Cetes*:
              Government      Mxp 34,370,600    19.399% due 4/08/1998                                 4,135,499     4,017,922   0.5
              Obligations**       35,169,100    18.752% due 4/23/1998                                 4,122,117     4,080,392   0.5
                                  36,932,260    20.80% due 10/22/1998                                 4,023,008     3,883,308   0.5
                                   6,736,070    20.101% due 12/17/1998                                  730,734       687,252   0.1
                              RUB 97,429,957  Russian GKO, 31.999%* due 4/23/1998                    15,821,844    15,782,135   2.1
                       TRL 1,860,000,000,000  Turkish Treasury Bill, 95.891%* due 7/15/1998           6,904,098     6,042,474   0.8
                                                                                                    -----------  ------------  ----
                                                                                                     35,737,300    34,493,483   4.5
              ----------------------------------------------------------------------------------------------------------------------
              US Government                   US Treasury Bills:
              Obligations**       US$ 20,000    4.93% due 4/02/1998                                      19,997        19,997   0.0
                                     300,000    4.99% due 4/02/1998                                     299,958       299,955   0.0
                                     100,000    5% due 4/02/1998                                         99,986        99,985   0.0
                                     350,000    5.03% due 4/02/1998                                     349,951       349,948   0.1
                                                                                                    -----------  ------------  ----
                                                                                                        769,892       769,885   0.1
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Investments in Short-Term Securities             59,733,641    58,489,817   7.7
====================================================================================================================================
                                              Total Investments                                     753,322,295   766,688,125 100.8
====================================================================================================================================

OPTIONS                        Nominal Value                                                           Premiums
WRITTEN                   Covered by Options                                                           Received
====================================================================================================================================
              Currency Call       17,500,000  American Call, expiring April 1998 at RUB 65.50           (55,750)      (80,000)  0.0
              Options Written
              ----------------------------------------------------------------------------------------------------------------------
                                              Total Options Written                                     (55,750)      (80,000)  0.0
====================================================================================================================================

              Total Investments, Net Options Written                                               $753,266,545   766,608,125 100.8
                                                                                                   ============
              Short Sales (Proceeds--$3,731,452)***                                                                (3,905,930) (0.5)
              Unrealized Appreciation on Forward Foreign Exchange Contracts****                                       266,621   0.0
              Liabilities in Excess of Other Assets                                                                (2,578,814) (0.3)
                                                                                                                 ------------ -----
              Net Assets                                                                                         $760,390,002 100.0%
                                                                                                                 ============ =====
====================================================================================================================================
              Net Asset Value: Class A--Based on net assets of $153,535,301 and 17,062,445 shares outstanding    $       9.00
                                                                                                                 ============
                               Class B--Based on net assets of $581,479,024 and  64,661,339 shares outstanding   $       8.99
                                                                                                                 ============
                               Class C--Based on net assets of $10,855,779 and 1,208,109 shares outstanding      $       8.99
                                                                                                                 ============
                               Class D--Based on net assets of $14,519,898 and 1,613,782 shares outstanding      $       9.00
                                                                                                                 ============
=============================================================================================================================

+ Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
(a) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(b) Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(c) Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
* Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase.
** Commercial Paper and certain US and Foreign Government Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
***   Covered Short Sales entered into as of March 31, 1998 were as follows:

-------------------------------------------------------------------------
     Shares              Issue                                   Value
-------------------------------------------------------------------------
     70,000        Apple Computer, Inc.                      $(1,925,000)
    115,625        BankAtlantic Bancorp, Inc.                 (1,582,617)
      4,500        Polyphase Corp.                                (2,813)
     11,300        Premiere Technologies, Inc.                  (395,500)
-------------------------------------------------------------------------
    Total (Proceeds--$3,731,452)                             $(3,905,930)
                                                             ===========
-------------------------------------------------------------------------
****  Forward foreign exchange contracts as of March 31, 1998 were as follows:
-------------------------------------------------------------------------
Foreign                                                       Unrealized
Currency                 Expiration                          Appreciation
Sold                        Date                            (Depreciation)
-------------------------------------------------------------------------
  DM   10,991,490        April 1998                            $  65,405
(Yen) 660,843,178        April 1998                              333,034
-------------------------------------------------------------------------
Total (US$ Commitment--$11,326,161)                            $ 398,439
                                                               ---------
-------------------------------------------------------------------------
Foreign
Currency
Purchased
-------------------------------------------------------------------------
(Yen) 683,209,375        April 1998                            $(131,818)
-------------------------------------------------------------------------
Total (US$ Commitment--$5,287,998)                             $(131,818)
                                                               ---------
-------------------------------------------------------------------------
Total Unrealized Appreciation on Forward
Foreign Exchange Contracts--Net
(US$ Commitment--$16,614,159)                                  $ 266,621
                                                               =========
-------------------------------------------------------------------------


                                     14 & 15

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
World Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #10788--3/98


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